Condensed Consolidated Balance Sheets (Q1) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022		Aug. 05, 2022	Jun. 16, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	675,000,000	675,000,000
Common stock, issued (in shares)	127,173,552	113,335,530				2,817,498
Common stock, outstanding (in shares)	127,173,552	113,335,530	[1]	110,007,972		2,817,498

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.